NOTE 9 - INCOME TAX PROVISION (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Deferred Income Tax Assets and Liabilities
Deferred Tax asset	$3,265,805
Valuation allowance	(3,265,805)
Net deferred tax assets	-